Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia for the years ended December 31, 2018, 2017 and 2016 was as follows (in millions of U.S. dollars):

	2018	2017	2016
PartnerRe Bermuda	$138	$(69)	$531
PartnerRe Europe	$1	$153	$61
PartnerRe U.S.	$(197)	$24	$72
PartnerRe Asia	$(40)	$18	$43

The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia at December 31, 2018 and 2017 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia
	2018	2017	2018	2017	2018	2017	2018	2017
Required statutory capital and surplus	$2,260	$1,767	$1,488	$1,639	$732	$662	$56	$57
Actual statutory capital and surplus	$4,274	$3,683	$2,169	$2,215	$1,094	$1,336	$208	$246